                                                               File Nos. 2-98772
                                                                        811-4347

              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                              ON January 13, 2004

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                           / /
                                 --                        --


     Post-Effective Amendment No. 73                     /X/
                                  --                     --


REGISTRATION STATEMENT UNDER THE INVESTMENT
     COMPANY ACT OF 1940


Amendment No. 91                                         /X/
              --                                         --

                                   GMO TRUST

               (Exact Name of Registrant as Specified in Charter)

                  40 Rowes Wharf, Boston, Massachusetts 02110
                    (Address of principal executive offices)

                                  617-330-7500
              (Registrant's telephone number, including area code)

                                with a copy to:

             Scott Eston                          J.B. Kittredge, Esq.
              GMO Trust                            Ropes & Gray LLP
           40 Rowes Wharf                        One International Place
    Boston, Massachusetts 02110               Boston, Massachusetts 02110
                    (Name and address of agents for service)


It is proposed that this filing will become effective:

     / / Immediately upon filing pursuant to paragraph (b), or

     / / 60 days after filing pursuant to paragraph (a)(1), or

     /X/ On January 21, 2004, pursuant to paragraph (b), or
            -------------
     / / 75 days after filing pursuant to paragraph (a)(2), of Rule 485.


If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 73 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "Securities Act"), solely to designate January 21, 2004 as the new effective date for Post-Effective Amendment No. 72 filed pursuant to Rule 485(a) under the Securities Act on October 31, 2003. This Post-Effective Amendment No. 73 neither amends nor supersedes any information contained in Post-Effective Amendment No. 72.

This filing relates only to the GMO U.S. Quality Equity Fund, one of forty-one series of the Registrant; it is not intended to amend or supersede any prior filing relating to any other series of the Registrant.



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                                    GMO TRUST

PART A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of GMO Trust (the "Registrant") under the Securities Act of 1933, as amended (the "Securities Act"), and Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (the "1940 Act"), filed with the Securities and Exchange Commission (the "SEC") on October 31, 2003 ("Amendment No. 72/90").

PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 72/90 to the Registrant's Registration Statement on Form N-1A filed with the SEC on October 31, 2003.

PART C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 72/90 to the Registrant's Registration Statement on Form N-1A filed with the SEC on October 31, 2003.




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                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant, GMO Trust, certifies that it meets all of the requirements of this Registration Statement under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 73 under the Securities Act and Post-Effective Amendment No. 91 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 13th day of January, 2004.


                                GMO Trust

                                By:  SCOTT E. ESTON*
                                     ---------------
                                     Scott E. Eston
                                     Title:  President; Chief Executive Officer;
                                     Principal Executive Officer


      Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 73 to the GMO Trust's Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures                    Title                             Date
----------                    -----                             ----
SCOTT E. ESTON*               President; Chief Executive        January 13, 2004
----------------------        Officer; Principal Executive
Scott E. Eston                Officer


SUSAN RANDALL HARBERT*        Chief Financial Officer and       January 13, 2004
----------------------        Treasurer; Principal Financial
Susan Randall Harbert         and Accounting Officer


R. JEREMY GRANTHAM*           Trustee                           January 13, 2004
----------------------
R. Jeremy Grantham

JAY O. LIGHT*                 Trustee                           January 13, 2004
----------------------
Jay O. Light

DONALD W. GLAZER*             Trustee                           January 13, 2004
----------------------
Donald W. Glazer


                                   * By: /S/ ELAINE M. HARTNETT
                                         ----------------------
                                         Elaine M. Hartnett
                                         Attorney-in-Fact